Net fee and commission income - Summary (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 9,494	£ 9,759	£ 8,522
Other non-contract fee income	143	121	119
Fee and commission income	9,637	9,880	8,641
Fee and commission expense	(3,038)	(2,206)	(2,070)
Net fee and commission income	6,599	7,674	6,571
Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	4,340	3,443	3,163
Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,125	1,269	854
Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,777	1,363	1,385
Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,037	3,425	2,867
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	215	259	253
Operating segments | Barclays UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,560	1,345	1,252
Other non-contract fee income	0	0	0
Fee and commission income	1,560	1,345	1,252
Fee and commission expense	(319)	(218)	(308)
Net fee and commission income	1,241	1,127	944
Operating segments | Barclays UK | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,084	871	810
Operating segments | Barclays UK | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	161	172	159
Operating segments | Barclays UK | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	256	228	212
Operating segments | Barclays UK | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays UK | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	59	74	71
Operating segments | Barclays International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	7,931	8,410	7,259
Other non-contract fee income	143	121	119
Fee and commission income	8,074	8,531	7,378
Fee and commission expense	(2,713)	(1,983)	(1,754)
Net fee and commission income	5,361	6,548	5,624
Operating segments | Barclays International | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	3,256	2,572	2,353
Operating segments | Barclays International | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	964	1,096	693
Operating segments | Barclays International | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,521	1,135	1,173
Operating segments | Barclays International | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,037	3,425	2,867
Operating segments | Barclays International | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	153	182	173
Head Office
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	3	4	11
Other non-contract fee income	0	0	0
Fee and commission income	3	4	11
Fee and commission expense	(6)	(5)	(8)
Net fee and commission income	(3)	(1)	3
Head Office | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Head Office | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	1	2
Head Office | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Head Office | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Head Office | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 3	£ 3	£ 9